Risk Management and Report - Schedule of Evolution of the LCR and NSFR (Details)	Dec. 31, 2025
Maximum [Member]
Schedule of Evolution of the LCR and NSFR [Line Items]
Liquidity Coverage Ratio	2.13%
Net Stable Financing Ratio	1.22%
Minimum [Member]
Schedule of Evolution of the LCR and NSFR [Line Items]
Liquidity Coverage Ratio	1.82%
Net Stable Financing Ratio	1.17%
Average [Member]
Schedule of Evolution of the LCR and NSFR [Line Items]
Liquidity Coverage Ratio	1.97%
Net Stable Financing Ratio	1.19%
Regulatory Limit [Member]
Schedule of Evolution of the LCR and NSFR [Line Items]
Liquidity Coverage Ratio	1.00%
Net Stable Financing Ratio	0.90%	[1]

[1]	By transitory disposition of the Central Bank of Chile, in Chapter III.B.2.1 of the Compendium of Accounting Standards for Banks, this limit will gradually increase until reaching 1.0 in January 2026.